Noncurrent Assets Held for Sale (Tables)	12 Months Ended
Dec. 31, 2021
Discontinued Operations and Disposal Groups [Abstract]
Summary of Noncurrent Assets Held for Sale

	December 31
	2020	2021
	US$	US$
Assets held for sale	11,124	—

	11,124	—